CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Aug. 15, 2022	Dec. 31, 2021
Common Stock, Shares Authorized			59,504,853	59,504,853
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Shares Outstanding		0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		690,000,000
Common Stock, Shares, Outstanding	229,818,370	55,886,692
Common Class V [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		275,000,000
Common Stock, Shares, Outstanding	35,402,821	115,463,646